Management of financial risk (Tables)	12 Months Ended
Dec. 31, 2023
Management of financial risk
Schedule of tabular disclosure of contract asset and trade receivable

	As at December 31, 2022
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	998,036	182,480	1,180,516

Loss allowance
Applying simplified approach	57,047	59,852	116,899

	As at December 31, 2023
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	779,458	153,204	932,662

Loss allowance
Applying simplified approach	68,789	57,379	126,168

Schedule of impairment loss allowance

	As at December 31, 2022
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	2.27%	3.33%	42.80%	68.40%	97.75%	9.90%

Gross carrying amount of trade receivables and contract assets applying simplified approach	391,221	657,723	63,170	26,482	41,920	1,180,516

Loss allowance of trade receivables and contract assets applying simplified approach	8,888	21,885	27,038	18,113	40,975	116,899

	As at December 31, 2023
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	2.13%	4.56%	41.29%	77.39%	94.34%	13.53%

Gross carrying amount of trade receivables and contract assets applying simplified approach	306,636	476,215	72,327	29,615	47,869	932,662

Loss allowance of trade receivables and contract assets applying simplified approach	6,528	21,698	29,863	22,920	45,159	126,168

Schedule of undiscounted contractual cash flows

	As at December 31, 2022
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	294,461	—	294,461
Trade and other payables	1,236,571	139,387	1,375,958
- Including: lease liabilities	50,862	47,093	97,955
Other financial liabilities from virtual bank	89,327	—	89,327
Customer deposits	1,929,183	—	1,929,183
Non‑derivative financial liabilities	3,549,542	139,387	3,688,929

Gross settled (foreign currency swaps)
- (inflow)	(198,722)	—	(198,722)
- outflow	208,290	—	208,290
Derivative financial liabilities	9,568	—	9,568

Total	3,559,110	139,387	3,698,497

	As at December 31, 2023
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	257,007	—	257,007
Trade and other payables	1,292,054	30,143	1,322,197
- Including: lease liabilities	24,829	30,143	54,972
Other financial liabilities from virtual bank	54,373	—	54,373
Customer deposits	2,269,261	—	2,269,261
Non‑derivative financial liabilities	3,872,695	30,143	3,902,838

Schedule of fair value measurement hierarchy of the Group's financial assets and liabilities

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 22)	—	690,627	—	690,627
Financial assets measured at fair value through other comprehensive income (Note 17)	442,935	—	1,611,606	2,054,541
Derivative financial assets (Note 32)	—	56,363	—	56,363
Financial liabilities
Derivative financial liabilities (Note 32)	—	9,568	—	9,568

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 22)	—	925,204	—	925,204
Financial assets measured at fair value through other comprehensive income (Note 17)	319,949	—	1,906,189	2,226,138
Derivative financial assets (Note 32)	—	38,008	—	38,008

Schedule of movements of Level 3 financial instruments measured at fair value

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	5,676	1,107,340	1,611,606
Additions, net	1,103,460	506,620	295,287
Losses recognized in other comprehensive income	(1,796)	(1,678)	(789)
(Losses)/gain recognized in profit or loss	—	(676)	85
End of the year	1,107,340	1,611,606	1,906,189

Schedule of valuation inputs and relationships to fair value

	Unobservable inputs	Range of inputs
		2022	2023

Financial assets measured at fair value through other comprehensive income
-Loans and advances to customers from virtual bank
	Discount rate	5.66% - 9.30%	7.09% - 10.29%
	Prepayment ratio	0.34% - 0.38%	0.36%

	Unobservable inputs	Impact on the assets and
		other comprehensive
		income
		2022	2023

-Loans and advances to customers from virtual bank
Discount rate	+5%	(5,941)	(8,845)
	-5%	5,975	8,926
Prepayment ratio	+5%	(283)	(315)
	-5%	283	315

Currency risk
Management of financial risk
Schedule of sensitivity analysis

	At December 31,
	2021	2022	2023

	Impact on post tax profit
	RMB’000	RMB’000	RMB’000
USD+5%	(4,028)	1,752	(16,596)
USD -5%	4,028	(1,752)	16,596

Interest rate risk
Management of financial risk
Schedule of sensitivity analysis

	As at December 31, 2023
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(15)	3	—
Impact on economic value if interest rates rise by 200 basis points	(43)	(3)	—

	As at December 31, 2022
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(9)	9	1
Impact on economic value if interest rates rise by 200 basis points	(25)	(1)	—

Trade receivable and contract asset
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(97,243)	(125,318)	(116,899)
Additions of impairment loss, net	(71,061)	(18,715)	(42,102)
Recovery of amounts written off previously	—	(9,980)	—
Write-off	42,986	37,156	33,402
Exchange difference	—	(42)	(569)
End of the year	(125,318)	(116,899)	(126,168)

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Gross carrying amount

Financial assets measured at amortized cost	44	3,142
Financial assets measured at fair value through other comprehensive income	1,608,402	1,902,985
	1,608,446	1,906,127

Expected credit loss provision	—	61

Expected loss rate	—	1.94%

Contract assets of transaction based and support service
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(711)	(190)	—
(Additions)/Reversals of impairment loss	(1,170)	190	(61)
Write‑off	1,691	—	—
End of the year	(190)	—	(61)

Loans and advances to customers.
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Beginning of the year	(712)	(1,962)	(11,528)
Additions of impairment loss	(1,250)	(10,616)	(13,344)
Write-off	—	1,050	12,811
End of the year	(1,962)	(11,528)	(12,061)